SUMMARY OF GEOGRAPHIC INFORMATION FOR THE REPORTABLE SEGMENTS REVENUE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total revenue	$ 8,686,118	$ 6,794,816	$ 120,554
America and Canada [member]
IfrsStatementLineItems [Line Items]
Total revenue	2,242,169	2,274,551	120,554
Europe MiddleEast and Africa [member]
IfrsStatementLineItems [Line Items]
Total revenue	4,494,626	2,501,302
Latin America Continent [member]
IfrsStatementLineItems [Line Items]
Total revenue	322,033	128,840
Asia Pacific Continent [member]
IfrsStatementLineItems [Line Items]
Total revenue	1,627,290	1,890,123
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Total revenue	944,058
Affinity DNA [member] | America and Canada [member]
IfrsStatementLineItems [Line Items]
Total revenue	15,056
Affinity DNA [member] | Europe MiddleEast and Africa [member]
IfrsStatementLineItems [Line Items]
Total revenue	766,040
Affinity DNA [member] | Latin America Continent [member]
IfrsStatementLineItems [Line Items]
Total revenue	144,727
Affinity DNA [member] | Asia Pacific Continent [member]
IfrsStatementLineItems [Line Items]
Total revenue	18,235
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Total revenue	7,698,605	5,989,782
EasyDNA [member] | America and Canada [member]
IfrsStatementLineItems [Line Items]
Total revenue	2,190,352	2,267,474
EasyDNA [member] | Europe MiddleEast and Africa [member]
IfrsStatementLineItems [Line Items]
Total revenue	3,728,586	2,501,302
EasyDNA [member] | Latin America Continent [member]
IfrsStatementLineItems [Line Items]
Total revenue	177,306	128,840
EasyDNA [member] | Asia Pacific Continent [member]
IfrsStatementLineItems [Line Items]
Total revenue	1,602,361	1,092,166
GeneType/Corporate [member]
IfrsStatementLineItems [Line Items]
Total revenue	43,455	805,034	120,554
GeneType/Corporate [member] | America and Canada [member]
IfrsStatementLineItems [Line Items]
Total revenue	36,761	7,077	120,554
GeneType/Corporate [member] | Europe MiddleEast and Africa [member]
IfrsStatementLineItems [Line Items]
Total revenue
GeneType/Corporate [member] | Latin America Continent [member]
IfrsStatementLineItems [Line Items]
Total revenue
GeneType/Corporate [member] | Asia Pacific Continent [member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 6,694	$ 797,957